BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Cash Equivalents	$ 3,547	$ 3,228
Short-Term Investments	3,438	1,807
Other Current Assets	258	275
Total Current Assets	7,243	5,310
Long-Term Investments	1,743	3,220
Investment in ProGold Limited Liability Company	16,976	18,059
Total Assets	25,962	26,589
Current Liabilities
Accounts Payable	2	2
Accrued Liabilities	202	208
Total Current Liabilities	204	210
Members' Equity:
Members’ Equity Membership Units, Authorized 60,000,000 Units, Issued and Outstanding 15,490,480 as of December 31, 2020 and December 31, 2019	25,758	26,379
Total Members’ Equity	25,758	26,379
Total Liabilities and Members’ Equity	$ 25,962	$ 26,589